SHAREHOLDERS' EQUITY (Schedule of Outstanding and Exercisable Options) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	3,358,875
Weighted average remaining contractual term (years)	6 years 6 months 14 days
Options exercisable	2,156,965
Weighted average remaining contractual term (years)	5 years 3 months 11 days
$0.20
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 0.20
Options outstanding	108,555
Weighted average remaining contractual term (years)	5 years 6 months 11 days
Options exercisable	108,555
Weighted average remaining contractual term (years)	5 years 6 months 11 days
$0.41
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 0.41
Options outstanding	683,146
Weighted average remaining contractual term (years)	2 years 1 month 13 days
Options exercisable	683,146
Weighted average remaining contractual term (years)	2 years 1 month 13 days
$1.06
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 1.06
Options outstanding	179,776
Weighted average remaining contractual term (years)	5 years 6 months 18 days
Options exercisable	179,776
Weighted average remaining contractual term (years)	5 years 6 months 18 days
$1.46
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 1.46
Options outstanding	782,832
Weighted average remaining contractual term (years)	6 years 4 months 20 days
Options exercisable	714,733
Weighted average remaining contractual term (years)	6 years 4 months 20 days
$1.78
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 1.78
Options outstanding	161,818
Weighted average remaining contractual term (years)	7 years 14 days
Options exercisable	94,017
Weighted average remaining contractual term (years)	7 years 22 days
$2.21
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 2.21
Options outstanding	70,890
Weighted average remaining contractual term (years)	7 years 5 months 1 day
Options exercisable	33,577
Weighted average remaining contractual term (years)	7 years 5 months 1 day
$6.47
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 6.47
Options outstanding	323,916
Weighted average remaining contractual term (years)	7 years 11 months 19 days
Options exercisable	154,076
Weighted average remaining contractual term (years)	7 years 11 months 19 days
$8.84
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 8.84
Options outstanding	50,000
Weighted average remaining contractual term (years)	8 years 1 month 2 days
Options exercisable	37,500
Weighted average remaining contractual term (years)	8 years 1 month 2 days
$9.93
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 9.93
Options outstanding	59,063
Weighted average remaining contractual term (years)	8 years 3 months 25 days
Options exercisable	22,077
Weighted average remaining contractual term (years)	8 years 3 months 25 days
$14.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 14.00
Options outstanding	224,000
Weighted average remaining contractual term (years)	8 years 8 months 12 days
Options exercisable	93,338
Weighted average remaining contractual term (years)	8 years 8 months 12 days
$42.33
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 42.33
Options outstanding	22,100
Weighted average remaining contractual term (years)	9 years 11 months 12 days
Options exercisable
$44.37
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 44.37
Options outstanding	26,913
Weighted average remaining contractual term (years)	8 years 10 months 17 days
Options exercisable	9,680
Weighted average remaining contractual term (years)	8 years 10 months 17 days
$47.40
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 47.40
Options outstanding	186,400
Weighted average remaining contractual term (years)	9 years 8 months 12 days
Options exercisable
$49.42
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 49.42
Options outstanding	12,331
Weighted average remaining contractual term (years)	9 years 9 months 18 days
Options exercisable
$55.30
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 55.30
Options outstanding	28,022
Weighted average remaining contractual term (years)	9 years 8 months 12 days
Options exercisable
$58.55
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 58.55
Options outstanding	229,255
Weighted average remaining contractual term (years)	9 years 6 months 11 days
Options exercisable
$58.86
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 58.86
Options outstanding	22,000
Weighted average remaining contractual term (years)	9 years 1 month 20 days
Options exercisable	3,000
Weighted average remaining contractual term (years)	9 years 1 month 20 days
$59.14
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 59.14
Options outstanding	45,188
Weighted average remaining contractual term (years)	9 years 7 months 13 days
Options exercisable
$63.37
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 63.37
Options outstanding	125,270
Weighted average remaining contractual term (years)	9 years 5 months 12 days
Options exercisable	23,490
Weighted average remaining contractual term (years)	9 years 5 months 12 days
$64.93
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 64.93
Options outstanding	17,400
Weighted average remaining contractual term (years)	9 years 3 months 29 days
Options exercisable